Expenses Classified By Nature (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Expenses Classified By Nature [Abstract]
Expenses Classified By Nature

	Year Ended December 31,
In thousands of U.S. Dollars	2018	2017
Cost of revenue (excluding depreciation and amortization)
Direct selling costs	99,642	38,421
Gaming duty, levies and fees	268,857	137,953
Processor and other operating costs	90,665	71,123
	459,164	247,497
General and administrative
Salaries and wages	285,234	179,929
Legal and professional fees	84,288	69,499
Impairment (reversal of impairment) of property and equipment, intangible assets and assets held for sale (note 11)	6,156	(6,799)
Loss (gain) on disposal of investments and other assets	1,992	(32,999)
Acquisition-related costs	54,209	—
Acquisition of market access rights in connection with Eldorado	20,661	—
Foreign exchange (gain) loss	68,406	2,838
IT and software costs	74,334	20,599
Other operational costs	106,108	57,633
Depreciation and amortization	282,806	147,186
	984,194	437,886
Net financing charges
Interest on long-term debt	186,720	109,624
Re-measurement of deferred contingent payment [1]	(342)	—
Re-measurement of Embedded Derivatives [2]	6,100	—
Ineffectiveness on cash flow hedges	(14,909)	—
Accretion expense	42,431	40,793
Loss on debt extinguishment	146,950	—
Interest income	(3,066)	1,056
Interest on deferred purchase price	—	6,859
	363,884	158,332

[1] See notes 5 and 26 for details regarding the recognition and measurement of the deferred contingent payment.

[2] See notes 17, 19 and 26 for details regarding the recognition and measurement of the Embedded Derivative (as defined below).